INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred income tax assets:	$1,270,000	$260,000
Valuation allowance	(1,270,000)	(260,000)
Net total	$-	$-

	2015	2014
Deferred income tax assets:	$1,270,000	$260,000
Valuation allowance	(1,270,000)	(260,000)
Net total	$-	$-